Related party transactions	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

7. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of September 30, 2016:

Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group’s ordinary shareholders
Ahead (Shanghai) Trade Co., Ltd. (“Ahead”)	Subsidiary of Softbank, one of the Group’s ordinary shareholders
(a) The Group entered into the following transactions with its related parties:

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Marketing and platform service fees paid to Alibaba Group	74,932	160,882
Store operation service revenue generated from Ahead	4,152	3,223
Commission fee paid to Ahead	843	3,458
(b) The Group had the following balances with its related parties:

	As of December 31, 2015	As of September 30, 2016
	RMB	RMB
Amount due to Investors and Founding Shareholders	7,469	7,469
Amounts due from Alibaba Group	18,702	8,448
Amounts due from Ahead	18,863	25,478
Amounts due from Alibaba Group consisted of receivables of RMB8,448 to be collected from Alibaba Group for deposits paid as of September 30, 2016.
Amounts due from Ahead consisted of receivables from Ahead for services provided by the Group and the amounts collected by Ahead on behalf of the Group. The receivables from Ahead for services provided by the Group as of December 31, 2015 and September 30, 2016 were RMB 2,912 and RMB 591, respectively. The Group entered into agency agreements with Ahead, under which Ahead is designated by the Group to collect payment for its service to certain brand partners. In connection with the agency agreements, amounts to be collected by Ahead on behalf of the Group as of December 31, 2015 and September 30, 2016 were RMB 15,951 and RMB 24,887, respectively.